WARRANTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Nov. 29, 2021	Dec. 30, 2020
Stated value of warrants	$ 96,478			$ 13,095,636
Convertible notes payable	37,714,966			5,775,767
Debt instrument unamortized discount	31,225,497	$ 0		133,608
Accrued interest	77,205			3,625,237
Warrants liabilities	437,500			49,215,416
Derivative liabilities	74,134,327			72,892,563
Gain on settlement	$ 3,917,734			162,132,350
Investor shares of common stock (in Shares)	4,950
Warrants purchase	3,238,542
Price per share (in Shares)	0.12
Exchange cash payment	$ 11,000
Common sock par value	1,485
Reduction in additional paid in capital	$ 9,515
Gain on settlement debt	74,134,327
Cash payment	1,000,000
Warrants to purchase shares			2,514,331
Restricted cash	1,000,000
Other additional capital	6,530,867
Loss on settlement	$ 1,780,800
Warrants to purchase	200,000
Aggregate intrinsic value of outstanding stock warrants	$ 11,650
Stock price per share (in Dollars per share)	$ 14.10
Senior secured debt [Member]
Warrants to purchase	2,514,351
Derivative [Member]
Derivative liabilities	$ 5,750,067
Derivative liabilities	95,380,286
Cash [Member]
Cash payment	$ 15,000
Investor [Member]
Investor shares of common stock (in Shares)	4,166,667
Warrants to purchase shares	520,834
Warrant [Member]
Convertible notes payable	$ 38,500
Accrued interest	2,502,223			$ 92,934,419
Gain on settlement	95,365,286
Deemed dividend		95,838,488
Adjustments to Additional Paid in Capital, Fair Value		$ 95,838,488
Series Y Preferred Stock [Member]
Derivative liabilities	$ 1,396,283
Series Y Preferred Stock [Member]
Shares of series Y preferred stock (in Shares)	4.82388			654.78
Aforementioned Common Share [Member]
Price per share (in Shares)	0.12
Series Z Preferred Shares [Member]
Preferred shares (in Shares)	250
Fair value	$ 6,530,868